Revenue and Other Income (Tables)	12 Months Ended
Jun. 30, 2024
Revenue and Other Income [Abstract]
Schedule of Revenue and Other Income
		30 June 2024	30 June 2023	30 June 2022
	Notes	A$	A$	A$
Revenue
Revenue from Operating Activities
Revenue from contracts with customers at a point in time		4,902,865	1,804,705	765,193
Total Revenue from Operating Activities		4,902,865	1,804,705	765,193

Grant Income
Australian R&D tax incentive refund		764,981	392,877	257,500
MTEC R&D grant		2,599,458	2,158,936	369,045
HJF R&D grant		-	-	306,595
EMDG grant		28,000	28,000	-
Other income		15,760	11,685	24,585
Total Grant Income		3,408,199	2,591,498	957,725

Other Gains/(Losses) – Net
Fair value gains/(losses) to financial assets	8 (c)(ii)	(557,676)	(523,666)	-
Net foreign exchange gains/(losses)		(27,603)	363,724	247,558
Movement in inventory provision		-	430,932	-